Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.5%

Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc.*	1,792	6,470
Cooper-Standard Holdings, Inc.*	961	9,872
Gentherm, Inc.*	1,569	49,261
Tenneco, Inc., Class A*	1,705	6,137

		71,740

Banks — 26.2%
Bancorp, Inc. (The)*	1,874	11,377
Brookline Bancorp, Inc.(a)	3,259	36,767
CIT Group, Inc.	2,249	38,812
First Hawaiian, Inc.	2,316	38,286
First Horizon National Corp.	13,015	104,900
First Midwest Bancorp, Inc.	5,670	75,039
FNB Corp.	10,193	75,119
Hope Bancorp, Inc.	6,578	54,074
Investors Bancorp, Inc.	17,852	142,640
KeyCorp	3,322	34,453
Simmons First National Corp., Class A	882	16,224
TCF Financial Corp.	3,555	80,553
Texas Capital Bancshares, Inc.*	1,436	31,828
United Bankshares, Inc.	1,623	37,459

		777,531

Beverages — 1.2%
Primo Water Corp.	3,816	34,570

Building Products — 2.3%
Builders FirstSource, Inc.*	741	9,067
JELD-WEN Holding, Inc.*	4,226	41,121
Resideo Technologies, Inc.*(a)	3,647	17,653

		67,841

Capital Markets — 0.9%
Janus Henderson Group plc (United Kingdom)	1,078	16,516
Waddell & Reed Financial, Inc., Class A(a)	769	8,754

		25,270

Chemicals — 4.0%
Cabot Corp.	2,305	60,218
Celanese Corp.	352	25,858
Koppers Holdings, Inc.*	1,466	18,140
Trinseo SA	807	14,608

		118,824

Commercial Services & Supplies — 4.8%
Brink’s Co. (The)	1,129	58,748
Covanta Holding Corp.	3,759	32,142
Harsco Corp.*	1,029	7,175
Herman Miller, Inc.	1,992	44,217

		142,282

Communications Equipment — 1.4%
ADTRAN, Inc.	1,720	13,207
CommScope Holding Co., Inc.*	2,933	26,722

		39,929

Construction & Engineering — 1.3%
Granite Construction, Inc.(a)	2,568	38,988

Construction Materials — 0.8%
Eagle Materials, Inc.	427	24,954

Containers & Packaging — 8.3%
Crown Holdings, Inc.*	1,398	81,135
Graphic Packaging Holding Co.	11,304	137,906
Greif, Inc., Class A	884	27,487

		246,528

Electric Utilities — 1.4%
Portland General Electric Co.	867	41,568

Electronic Equipment, Instruments & Components — 3.5%
Avnet, Inc.	783	19,654
Dolby Laboratories, Inc., Class A	778	42,149
Flex Ltd.*	2,243	18,786
MTS Systems Corp.	1,039	23,375

		103,964

Energy Equipment & Services — 0.6%
KLX Energy Services Holdings, Inc.*	1,603	1,122
Patterson-UTI Energy, Inc.(a)	6,552	15,398
TETRA Technologies, Inc.*	6,263	2,004

		18,524

Equity Real Estate Investment Trusts (REITs) — 9.6%
Alexander & Baldwin, Inc.	1,029	11,548
Brixmor Property Group, Inc.	4,973	47,247
Chatham Lodging Trust	2,683	15,938
Colony Capital, Inc.	4,496	7,869
Franklin Street Properties Corp.(a)	5,775	33,089
Kite Realty Group Trust	2,545	24,104
Pebblebrook Hotel Trust	2,559	27,869
Rayonier, Inc.	2,495	58,757
Retail Properties of America, Inc., Class A	2,161	11,171
Ryman Hospitality Properties, Inc.	1,318	47,241

		284,833

Gas Utilities — 0.8%
Southwest Gas Holdings, Inc.	334	23,250

Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The)(a)	749	28,156

Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc.*(a)	6,011	42,316

Household Durables — 1.0%
TRI Pointe Group, Inc.*	3,220	28,237

Household Products — 0.9%
Energizer Holdings, Inc.(a)	913	27,621

Insurance — 6.8%
Assured Guaranty Ltd.	631	16,267
CNO Financial Group, Inc.	5,426	67,227
Enstar Group Ltd. (Bermuda)*	125	19,932
National General Holdings Corp.	3,173	52,518
White Mountains Insurance Group Ltd.	49	44,731

		200,675

IT Services — 2.5%
MAXIMUS, Inc.	454	26,419

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sykes Enterprises, Inc.*	1,741	47,207

		73,626

Machinery — 3.5%
Enerpac Tool Group Corp.	954	15,789
Hyster-Yale Materials Handling, Inc.	487	19,544
Kennametal, Inc.	1,381	25,713
Terex Corp.	3,041	43,669

		104,715

Marine — 2.1%
Matson, Inc.(a)	2,075	63,545

Media — 0.2%
John Wiley & Sons, Inc., Class A	177	6,645

Metals & Mining — 0.6%
Commercial Metals Co.	1,073	16,949

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.(a)	1,374	3,765

Oil, Gas & Consumable Fuels — 1.7%
PBF Energy, Inc., Class A	820	5,806
Range Resources Corp.(a)	3,198	7,291
WPX Energy, Inc.*	12,209	37,238

		50,335

Paper & Forest Products — 0.7%
PH Glatfelter Co.	1,661	20,297

Pharmaceuticals — 0.3%
Prestige Consumer Healthcare, Inc.*	236	8,654

Software — 1.0%
Verint Systems, Inc.*	719	30,915

Specialty Retail — 0.5%
Designer Brands, Inc., Class A	3,168	15,778

Technology Hardware, Storage & Peripherals — 1.2%
NCR Corp.*	2,028	35,891

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.(a)	742	51,755

Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	859	39,271
Beacon Roofing Supply, Inc.*(a)	1,854	30,667
MRC Global, Inc.*	3,388	14,434

		84,372

TOTAL COMMON STOCKS (Cost $4,315,161)		2,954,843

SHORT-TERM INVESTMENTS — 1.6%

INVESTMENT COMPANIES — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(b)(c)(Cost $20,479)	20,484	20,486

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(b)(c)	12,976	12,974
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(b)(c)	13,953	13,953

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $26,935)		26,927

TOTAL SHORT-TERM INVESTMENTS (Cost $47,414)		47,413

Total Investments — 101.1% (Cost $4,362,575)		3,002,256
Liabilities in Excess of Other Assets — (1.1)%		(31,637)

Net Assets — 100.0%		2,970,619

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $24,855,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-incomeproducing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$3,002,256	$–	$–	$3,002,256

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(b)(c)	$255,905	$1,332,292	$1,567,731	$37	$(17)	$20,486	20,484	$3,395	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(b)(c)	—	142,000	129,000	(18)	(8)	12,974	12,976	313	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(b)(c)	—	183,624	169,671	—	—	13,953	13,953	87	—

Total	$255,905	$1,657,916	$1,866,402	$19	$(25)	$47,413		$3,795	$—

(a)	The fund changed its fiscal year end from August 31st to June 30th
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.